Investments - Equity Method Investments - Equity Method table (Details) - USD ($) $ in Millions		3 Months Ended		6 Months Ended
		Jun. 30, 2016	Jun. 30, 2015	Jun. 30, 2016	Jun. 30, 2015
Schedule of Equity Method Investments
Balance at December 31, 2015				$ 58
Effect of Deconsolidation	[1]			295
Equity in earnings		$ 3	$ 1	7	$ 4
Distributions Received				(15)
Balance at June 30, 2016		345		345
Equity Method Investment, Difference Between Carrying Amount and Underlying Equity		138		138
Cumulative Effect on Retained Earnings, Net of Tax				$ 2
Rendezvous Gas Services, L.L.C.
Schedule of Equity Method Investments
Subsidiary of Limited Liability Company or Limited Partnership, Ownership Interest				78.00%
Balance at December 31, 2015				$ 0
Effect of Deconsolidation	[1]			295
Equity in earnings				4
Distributions Received				(10)
Balance at June 30, 2016		289		$ 289
Three Rivers Gathering, L.L.C.
Schedule of Equity Method Investments
Subsidiary of Limited Liability Company or Limited Partnership, Ownership Interest				50.00%
Balance at December 31, 2015				$ 42
Effect of Deconsolidation	[1]			0
Equity in earnings				2
Distributions Received				(4)
Balance at June 30, 2016		40		$ 40
Uintah Basin Field Services, L.L.C.
Schedule of Equity Method Investments
Subsidiary of Limited Liability Company or Limited Partnership, Ownership Interest				38.00%
Balance at December 31, 2015				$ 16
Effect of Deconsolidation	[1]			0
Equity in earnings				1
Distributions Received				(1)
Balance at June 30, 2016		$ 16		$ 16

[1]	We recognized an increase of $295 million to equity method investments as of January 1, 2016 as a result of the deconsolidation of RGS in addition to a cumulative effect reduction to opening equity of $2 million related to the difference in earnings under the equity method of accounting in prior periods. The carrying amount of our investment in RGS exceeded the underlying equity in net assets by $138 million at June 30, 2016.